Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies and Commitments
Commitments accounted for in off-balance sheet accounts

	2016	2017
	MCh$	MCh$

Off-balance-sheet accounts
Foreign office guarantees and standby letters of credit	279,362	285,035
Confirmed foreign letters of credit	64,044	64,970
Issued foreign letters of credit	152,118	94,313
Performance bonds	2,150,307	2,220,828
Undrawn credit lines	7,572,687	7,240,406
Other commitments	148,190	60,609

Transactions on behalf of third parties
Collections	137,259	168,353
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	39,714	7,121
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	174,022	133,794

Fiduciary activities
Securities held in safe custody in the Bank	9,586,026	13,623,725
Securities held in safe custody in other entities	5,607,815	7,105,587

Total	25,911,544	31,004,741

Summary of expiration of financial guarantees

	2016
	Due within 1 year MCh$	Due after 1 year but within 3 years MCh$	Due after 3 years but within 5 years MCh$	Due after 5 years MCh$	Total MCh$
Performance bonds	1,583,497	429,353	108,315	29,142	2,150,307
Foreign office guarantees and standby letters of credit	239,823	24,387	—	15,152	279,362

Total	1,823,320	453,740	108,315	44,294	2,429,669

	2017
	Due within 1 year MCh$	Due after 1 year but within 3 years MCh$	Due after 3 years but within 5 years MCh$	Due after 5 years MCh$	Total MCh$
Performance bonds	1,608,314	523,597	80,623	8,294	2,220,828
Foreign office guarantees and standby letters of credit	218,532	66,006	280	217	285,035

Total	1,826,846	589,603	80,903	8,511	2,505,863

Summary of estimated date of completion of respective litigation
	As of December 31, 2017
	2018	2019	2020	2021	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	21,269	201	—	—	21,470

Summary of guarantees given in relation to subsidiary's business activities

	2016	2017
	MCh$	MCh$
Guarantees:
Shares to secure short-sale transactions in:
Securities Exchange of the Santiago Stock Exchange	17,750	20,249
Securities Exchange of the Electronic Stock Exchange of Chile	22,473	29,926
Fixed income securities to ensure system CCLV, Bolsa de Comercio de Santiago, Bolsa de Valores	2,992	3,995
Fixed income securities to guarantee stock loans, Bolsa Eléctronica de Chile, Bolsa de Valores	—	—
Shares delivered to ensure equity loan, Chilean Electronic Stock Exchange, Stock Exchange	610	3,864
Securities Exchange of the Santiago, Stock Exchange	884	—

Total	44,709	58,034

Summary of insurance policies contracted
Matter insured	Amount Insured (UF)
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500